Property and Equipment, Net - Schedule of Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
At cost:
Plant and equipment, Gross	$ 3,017,388	$ 1,512,416
Less: accumulated depreciation	(1,228,278)	(1,239,320)
Total	1,789,110	273,096
Building improvement [Member]
At cost:
Plant and equipment, Gross	247,515	196,929
Furniture and fixtures [Member]
At cost:
Plant and equipment, Gross	1,550,061	25,390
Medical instruments [Member]
At cost:
Plant and equipment, Gross	1,052,578	785,776
Motor vehicle [Member]
At cost:
Plant and equipment, Gross		142,936
Office equipment [Member]
At cost:
Plant and equipment, Gross	$ 167,234	$ 361,385